Document and Entity Information	12 Months Ended
Dec. 31, 2018 USD ($) shares
Entity Registrant Name	THE DAYTON POWER & LIGHT CO
Entity Central Index Key	0000027430
Document Type	S-4
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding | shares	41,172,173
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Public Float | $	$ 0